FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value By Balance Sheet Grouping

	June 30, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$107,800	$107,800	$42,846	$42,846
Restricted cash	$12,849	$12,849	$21,163	$21,163
Accounts receivable	$6,098	$6,098	$5,103	$5,103
Accounts payable	$825	$825	$1,277	$1,277
Due to related parties, short term	$561	$561	$27,815	$27,815
Ship mortgage notes and premium	$506,413	$511,439	$506,593	$482,275
Other Long-term debt	$509,743	$509,743	$487,493	$487,493
Loans due to related party	$—	$—	$35,000	$35,000
Due to related parties, long term	$35,290	$35,290	$57,701	$57,701

Schedule of Fair Value Measurements

	Fair Value Measurements at June 30, 2013 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$107,800	$107,800	$—		$—
Restricted cash	$12,849	$12,849	$—		$—
Ship mortgage notes and premium	$511,439	$511,439	$—		$—
Other Long-term debt(1)	$509,743	$—	$509,743	(1)	$—
Due to related parties, long term(1)	$35,290	$—	$35,290	(1)	$—

(1) The fair value of the Company's other long term debt and due to related parties, long term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.